Exhibit 99.7 Schedule 2

Exception Detail
Run Date - 02/23/2024 12:45:36 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1351869	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	6646759	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		XXXXXXXXX – X months reserves required.		Deviation XXXXXXX: XXXXX shortage of approx. XXX.XX for reserves. XXXX is less than one- month XXXXX of X,XXX.XX. XX pricing add is required by the investor. ***XXXXXXXXXXXX XXXXXXX- XXX has paid XXXXXX, XXXXX XXXXXXXXXXX loans on the bureau, and $XXX XXXX down.				02/08/2022	B	2	XXXXXXXXXX	CA	1	1	C	B	C	B	A	A	C	A		Non-QM	1
1355501	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	6663406	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		XXXXXXXXX XXXXXXX XX allow $X,XXX,XXX loan amount for XX% XXX with XX mo XXXX statements.		Compensating XXXXXXX: XXX XXXX, XX years in same line of work, XX years in home.				02/17/2022	B	2	XXXXXXXXXX	CA	1	1	C	B	C	B	A	A	A	A		Non-QM	1
1613297	XXXXXXXXXX	XXXXXXXXXX	7087056	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Extend validity of income documentation. XX day validity of XXX #XXXX ended on XX/XX/XXXX		Sixty-day validity of XXX #XXXX allowed with the XXXXXXXXXXXX XXXXXXX: XXXX XXX which is XX points more than required; XXXXXX line usage XX%; XXXXXXXX income $XXXX.XX; XXXX line of industry X.XXyrs.				01/12/2024	B	2	XXXXXXXXXX	NJ	1	1	C	B	C	B	C	A	A	A		Non-QM	1
1613297	XXXXXXXXXX	XXXXXXXXXX	7087057	350	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		LTV of XX% when XXX of XX% since XXXXXXXX is XXXX with XXX (XXXXXXXX XXX-XXXXXXXXX XXXXXXXXX XXXXXX) and XXXX.		LTV of XX% allowed with the XXXXXXXXXXXX XXXXXXX: XXXX XXX which is XX points more than required; XXXXXX line usage XX%; XXXXXXXX income $XXXX.XX; XXXX line of industry X.XXyrs.				01/12/2024	B	2	XXXXXXXXXX	NJ	1	1	C	B	C	B	C	A	A	A		Non-QM	1
1613297	XXXXXXXXXX	XXXXXXXXXX	7087058	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Gift XXXXX from XXXXXXX when not allowed for XXXX.		Gift funds allowed with the XXXXXXXXXXXX XXXXXXX: XXXX XXX which is XX points more than required; XXXXXX line usage XX%; XXXXXXXX income $XXXX.XX; XXXX line of industry X.XXyrs.				01/12/2024	B	2	XXXXXXXXXX	NJ	1	1	C	B	C	B	C	A	A	A		Non-QM	1
1613297	XXXXXXXXXX	XXXXXXXXXX	7087059	434	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Allow X months of reserves instead of required X months.		Five months reserves allowed with the XXXXXXXXXXXX XXXXXXX: XXXX XXX which is XX points more than required; XXXXXX line usage XX%; XXXXXXXX income $XXXX.XX; XXXX line of industry X.XXyrs.				01/12/2024	B	2	XXXXXXXXXX	NJ	1	1	C	B	C	B	C	A	A	A		Non-QM	1
1613297	XXXXXXXXXX	XXXXXXXXXX	7087468	1080	XXXXXXXXXX	Compliance	Compliance		Compliance - - State Regulations Restricted Fees Fail		This loan exceeds XX points and fees by $XXX.XX. XXXXXX provide proof of refund to borrower along with XXX and XXXX	Information provided			01/17/2024			A	1	XXXXXXXXXX	NJ	1	1	C	B	C	B	C	A	A	A		Non-QM	1
1613297	XXXXXXXXXX	XXXXXXXXXX	7087490	884	XXXXXXXXXX	Compliance	Compliance	Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.	Information provided	Client 01/17/2024 09:45 AM; We have sent multiple emails asking if we refund the $XXX.XX will this clear the condition and approval grade

 Reviewer 01/17/2024 10:15 AM; Hello&#x0D;
My apologies, I personally have not seen an email on this.  XXX proof of the refund, XXX to borrower, and XXXX will cure this deficiency.&#x0D;
&#x0D;
&#x0D;
Thanks&#x0D;
xx

 Reviewer 01/17/2024 10:50 AM;

 Client 01/17/2024 11:00 AM; Condition uploaded is there anyway we can get this cleared today?&#x0D;

 Reviewer 01/17/2024 11:02 AM;

 Reviewer 01/17/2024 12:17 PM; Hello&#x0D;
This has been cleared.&#x0D;
&#x0D;
Thanks&#x0D;
xx

															01/17/2024			A	1	XXXXXXXXXX	NJ	1	1	C	B	C	B	C	A	A	A		Non-QM	1